Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone: (202) 822-9611 Fax: (202) 822-0140 www.stradley.com

Prufesh R. Modhera
pmodhera@stradley.com
202.419.8417

July 6, 2017

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303
Re:	USQ Core Real Estate Fund
File Nos. 333-217181 and 811-23219
Pre-Effective Amendment No. 1 to Registration Statement on Form N-2

Dear Sir or Madam:
Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the "Pre-Effective Amendment") for USQ Core Real Estate Fund (the "Fund"). The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.
The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on the Fund's initial Registration Statement on Form N-2, which was filed with the SEC on April 6, 2017, and (ii) making certain other changes.
Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Nicole Simon at (215) 564-8001.

Sincerely,

/s/ Prufesh R. Modhera
Prufesh R. Modhera